DEVELOPMENT AND PLACEMENT FEE AGREEMENTS (Details) $ in Millions			1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 07, 2013 USD ($) item	Nov. 19, 2012 USD ($) item	Jan. 31, 2013 item	Nov. 30, 2012 item	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Minimum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
General term of the agreement					12 months	12 months	12 months
Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
General term of the agreement					83 months	83 months	83 months
Chickasaw Nation | Winstar World Casino
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payment advances made under development and placement fee agreements | $		$ 6.5
Unused Elements Abstract
Number of unit placements received		150
Period covered for units placement received		68 months
Number of installments made			2	2
Chickasaw Nation | Six casino locations across Oklahoma
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payment advances made under development and placement fee agreements | $	$ 2.0
Number of unit placement with period coverage extension	201
Number of casino location with period coverage extension	6
Additional term	50 months